Segment Information and Revenue Analysis- Schedule of Segment Information and Revenue Analysis (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Segment Reporting Information [Line Items]
Sales Revenues	$ 2,512,294	¥ 18,230,963	¥ 45,724,595
Direct Costs	2,607,698	18,923,281	42,040,089
Gross Profit	$ (95,404)	¥ (692,318)	¥ 3,684,506
Percentage of Sales Revenue	100.00%	100.00%	100.00%
Percentage of Direct Costs	100.00%	100.00%	100.00%
Percentage of Gross Profit	100.00%	100.00%	100.00%
Sales of yarns [Member]
Segment Reporting Information [Line Items]
Sales Revenues	$ 2,310,527	¥ 16,766,803	¥ 42,631,473
Direct Costs	2,443,950	17,735,008	39,508,494
Gross Profit	$ (133,423)	¥ (968,205)	¥ 3,122,979
Percentage of Sales Revenue	92.00%	92.00%	93.00%
Percentage of Direct Costs	94.00%	94.00%	94.00%
Percentage of Gross Profit	140.00%	140.00%	85.00%
Sales of finished garments [Member]
Segment Reporting Information [Line Items]
Sales Revenues	$ 201,767	¥ 1,464,160	¥ 3,093,122
Direct Costs	163,748	1,188,273	2,531,595
Gross Profit	$ 38,019	¥ 275,887	¥ 561,527
Percentage of Sales Revenue	8.00%	8.00%	7.00%
Percentage of Direct Costs	6.00%	6.00%	6.00%
Percentage of Gross Profit	(40.00%)	(40.00%)	15.00%